CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 25, 2012	Dec. 27, 2011
Income Statement [Abstract]
Equity-based compensation included in Club Operating Costs	$ 4,592	$ 0	$ 0
Allocated Share-based Compensation Expense	9,625	0	0
Income (loss) from discontinued clubs, income tax benefit (expense)	$ (3)	$ 2,669	$ (152)